                               VARIABLE ACCOUNT A
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2000

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policy owners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.


[LOGO]

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account A of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account A of Monarch Life Insurance Company at December 31, 2000 and 1999, and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000, by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 20, 2001

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS                                                    COST          SHARES/UNITS       MARKET VALUE
                                                          ----          ------------       ------------
Investment in Merrill Lynch Series Fund, Inc.,
at Market Value (Note 2):
Money Reserve Portfolio                              $ 27,744,106         27,744,106       $ 27,744,106
Intermediate Government Bond Portfolio                  9,134,051            832,552          9,149,753
Long-Term Corporate Bond Portfolio                      7,026,738            614,517          6,839,573
Capital Stock Portfolio                                33,410,297          1,389,333         26,869,693
Growth Stock Portfolio                                 55,853,763          1,613,454         43,611,650
Multiple Strategy Portfolio                            83,146,412          5,138,240         74,196,182
High Yield Portfolio                                   13,064,458          2,027,526         12,976,168
Natural Resources Portfolio                             1,095,407            103,291          1,194,046
Global Strategy Portfolio                               7,387,523            456,644          6,087,069
Balanced Portfolio                                      4,518,440            308,834          3,983,955
                                                     ------------                          ------------
                                                      242,381,195                           212,652,195
                                                     ------------                          ------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
2001 Trust                                                535,900            673,433            672,570
2002 Trust                                                 83,980            111,060            105,350
2003 Trust                                                539,593            677,872            597,035
2004 Trust                                                 23,975             30,669             26,263
2005 Trust                                                630,913            838,494            688,655
2006 Trust                                                 99,607            175,172            139,357
2007 Trust                                                363,861            545,029            410,272
2008 Trust                                                441,027          1,238,384            864,969
2009 Trust                                                 90,998            194,087            128,429
2010 Trust                                                263,481            510,618            316,634
2011 Trust                                                 86,468            168,316             99,815
2013 Trust                                                  5,933             14,008              7,325
2014 Trust                                                447,182          1,040,098            506,184
2019 Trust                                                161,942            444,895            160,287
                                                     ------------                          ------------
                                                        3,774,860                             4,723,145
                                                     ------------                          ------------
Total Invested Assets                                $246,156,055                          $217,375,340
                                                     ============                          ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2000 (Continued)
--------------------------------------------------------------------------------

TOTAL INVESTED ASSETS, AT MARKET VALUE                             $ 217,375,340

Pending Trades                                                            12,132
                                                                   -------------
 Total Assets                                                        217,387,472
                                                                   -------------

LIABILITIES
Payable to Monarch Life Insurance Company                              2,698,429
                                                                   -------------
 Total Liabilities                                                     2,698,429
                                                                   -------------

 Net Assets                                                        $ 214,689,043
                                                                   =============

NET ASSETS
For Variable Life Insurance Policies                               $ 214,673,706
Unamortized Allocated Policy Loading (Note 3)                             15,337
                                                                   -------------
 Total Net Assets                                                  $ 214,689,043
                                                                   =============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS                                                         COST          SHARES/UNITS       MARKET VALUE
------                                                         ----          ------------       ------------
Investment in Merrill Lynch Series Fund, Inc.,
at Market Value (Note 2):
Money Reserve Portfolio                                   $ 39,827,188         39,827,188       $ 39,827,188
Intermediate Government Bond Portfolio                       8,992,300            820,469          8,573,898
Long-Term Corporate Bond Portfolio                           7,518,516            654,062          7,083,487
Capital Stock Portfolio                                     26,979,774          1,099,734         32,365,177
Growth Stock Portfolio                                      45,870,809          1,340,271         50,970,519
Multiple Strategy Portfolio                                 78,806,310          4,756,217         86,515,583
High Yield Portfolio                                         2,758,334            372,428          2,774,589
Natural Resources Portfolio                                    921,535            108,241            898,397
Global Strategy Portfolio                                    6,878,037            424,232          7,271,329
Balanced Portfolio                                           4,675,837            312,941          4,619,011
                                                          ------------                          ------------
                                                           223,228,640                           240,899,178
                                                          ------------                          ------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
2000 Trust                                                     729,793            895,206            891,724
2001 Trust                                                     522,977            675,364            634,214
2002 Trust                                                      85,136            113,469             99,747
2003 Trust                                                     517,528            652,117            520,037
2004 Trust                                                      25,529             32,721             25,171
2005 Trust                                                     615,950            817,680            593,619
2006 Trust                                                     101,781            192,733            133,275
2007 Trust                                                     371,195            559,135            360,055
2008 Trust                                                     433,762          1,296,349            762,681
2009 Trust                                                     131,208            281,660            154,863
2010 Trust                                                     231,049            453,858            230,728
2011 Trust                                                      81,898            166,546             79,977
2013 Trust                                                       6,015             14,203              5,901
2014 Trust                                                     474,802          1,197,740            458,722
2019 Trust                                                      81,719            291,909             80,736
                                                          ------------                          ------------
                                                             4,410,342                             5,031,450
                                                          ------------                          ------------
Total Invested Assets                                     $227,638,982                          $245,930,628
                                                          ============                          ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1999 (Continued)
--------------------------------------------------------------------------------

TOTAL INVESTED ASSETS, AT MARKET VALUE                             $ 245,930,628

Pending Trades                                                            10,327
                                                                   -------------
 Total Assets                                                        245,940,955
                                                                   -------------

LIABILITIES
Payable to Monarch Life Insurance Company                              2,932,835
                                                                   -------------
 Total Liabilities                                                     2,932,835
                                                                   -------------

 Net Assets                                                        $ 243,008,120
                                                                   =============

NET ASSETS
For Variable Life Insurance Policies                               $ 242,967,999
Unamortized Allocated Policy Loading (Note 3)                             40,121
                                                                   -------------
 Total Net Assets                                                  $ 243,008,120
                                                                   =============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
--------------------------------------------------------------------------------

                                                                          TOTALS - ALL DIVISIONS
                                                         -------------------------------------------------------
                                                             2000                 1999                 1998
                                                         -------------        -------------        -------------
Investment Income:
 Dividends (Note 2)                                      $  35,933,975        $  37,621,670        $  25,237,079
Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (1,364,761)          (1,318,926)          (1,272,544)
 Transaction Charges (Note 4)                                  (15,025)             (20,042)             (22,807)
                                                         -------------        -------------        -------------
  Net Investment Income                                     34,554,189           36,282,702           23,941,728
                                                         -------------        -------------        -------------

Net Realized Gains                                           5,789,664            7,218,205            3,587,094
Net Unrealized Losses                                      (47,072,371)          (3,695,621)            (267,296)
                                                         -------------        -------------        -------------
 Net Realized and Unrealized Gains (Losses)                (41,282,707)           3,522,584            3,319,798
                                                         -------------        -------------        -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (6,728,518)          39,805,286           27,261,526
                                                         -------------        -------------        -------------

Transfers of Net Premiums                                    4,061,844            4,479,601            5,185,955
Transfers of Policy Loading, Net                               (24,784)             216,858             (133,170)
Transfers Due to Deaths                                     (4,106,839)          (1,664,565)          (2,438,226)
Transfers Due to Other Terminations                        (13,403,370)         (19,796,356)         (11,998,198)
Transfers Due to Policy Loans                               (2,039,837)            (332,696)          (1,814,350)
Transfers of Cost of Insurance                              (5,579,520)          (5,520,934)          (5,649,560)
Transfers of Loan Processing Charges                          (498,053)            (505,242)            (518,297)
Transfers Among Investment Divisions                                --                   --                   --
                                                         -------------        -------------        -------------

Net Decrease in Net Assets
 Resulting from Principal Transactions                     (21,590,559)         (23,123,334)         (17,365,846)
                                                         -------------        -------------        -------------

Total Increase (Decrease) in Net Assets                    (28,319,077)          16,681,952            9,895,680
Net Assets - Beginning of Year                             243,008,120          226,326,168          216,430,488
                                                         -------------        -------------        -------------
Net Assets- End of Year                                  $ 214,689,043        $ 243,008,120        $ 226,326,168
                                                         =============        =============        =============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                              Intermediate       Long-Term
                                                                              Money            Government        Corporate
                                                                             Reserve              Bond              Bond
                                                           Total             Division           Division          Division
                                                       -------------      -------------      -------------      -------------
Investment Income:

 Dividends (Note 2)                                    $  35,933,975      $   2,179,818      $     508,344      $     434,148
Expenses:
 Risk Charges and Administrative Expenses (Note 3)        (1,364,761)          (210,347)           (46,761)           (36,300)
 Transaction Charges (Note 4)                                (15,025)
                                                       -------------      -------------      -------------      -------------
 Net Investment Income (Loss)                             34,554,189          1,969,471            461,583            397,848
                                                       -------------      -------------      -------------      -------------

Net Realized Gains (Losses)                                5,789,664                 --              5,669            (67,887)
Net Unrealized Gains (Losses)                            (47,072,371)                --            434,101            247,863
                                                       -------------      -------------      -------------      -------------
 Net Realized and Unrealized Gains (Losses)              (41,282,707)                --            439,770            179,976
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                (6,728,518)         1,969,471            901,353            577,824
                                                       -------------      -------------      -------------      -------------

Transfers of Net Premiums                                  4,061,844            827,078            219,326            250,903
Transfers of Policy Loading, Net                             (24,784)            (6,296)              (501)              (416)
Transfers Due to Deaths                                   (4,106,839)          (598,091)          (144,912)          (215,052)
Transfers Due to Other Terminations                      (13,403,370)        (3,387,975)          (385,398)          (513,830)
Transfers Due to Policy Loans                             (2,039,837)           807,025            (38,899)            36,216
Transfers of Cost of Insurance                            (5,579,520)          (842,901)          (213,405)          (203,108)
Transfers of Loan Processing Charges                        (498,053)           (99,786)           (16,683)           (17,819)
Transfers Among Investment Divisions                              --        (10,515,471)           254,970           (158,634)
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets

 Resulting from Principal Transactions                   (21,590,559)       (13,816,417)          (325,502)          (821,740)
                                                       -------------      -------------      -------------      -------------

Total Increase (Decrease) in Net Assets                  (28,319,077)       (11,846,946)           575,851           (243,916)
Net Assets - Beginning of Year                           243,008,120         36,904,980          8,573,897          7,083,484
                                                       -------------      -------------      -------------      -------------
Net Assets - End of Year                               $ 214,689,043      $  25,058,034      $   9,149,748      $   6,839,568
                                                       =============      =============      =============      =============



                                                          Capital            Growth            Multiple             High
                                                           Stock              Stock            Strategy             Yield
                                                          Division           Division          Division            Division
                                                       -------------      -------------      -------------      -------------
Investment Income:

 Dividends (Note 2)                                    $   7,518,591      $  10,755,909      $  12,632,946      $     541,482
Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (177,241)          (284,159)          (473,205)           (38,008)
 Transaction Charges (Note 4)
                                                       -------------      -------------      -------------      -------------
 Net Investment Income (Loss)                              7,341,350         10,471,750         12,159,741            503,474
                                                       -------------      -------------      -------------      -------------

Net Realized Gains (Losses)                                1,471,593          3,562,450            263,456              2,929
Net Unrealized Gains (Losses)                            (11,926,008)       (17,341,822)       (16,659,503)          (104,545)
                                                       -------------      -------------      -------------      -------------
 Net Realized and Unrealized Gains (Losses)              (10,454,415)       (13,779,372)       (16,396,047)          (101,616)
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                (3,113,065)        (3,307,622)        (4,236,306)           401,858

Transfers of Net Premiums                                    607,960            496,599          1,362,723             46,428
Transfers of Policy Loading, Net                              (5,975)            (3,281)            (5,600)               (21)
Transfers Due to Deaths                                     (692,538)          (828,341)        (1,386,604)           (29,060)
Transfers Due to Other Terminations                       (1,890,232)        (1,739,541)        (4,369,260)          (282,376)
Transfers Due to Policy Loans                               (581,238)          (915,833)          (791,336)          (251,984)
Transfers of Cost of Insurance                              (758,867)        (1,090,516)        (1,912,483)          (198,349)
Transfers of Loan Processing Charges                         (63,578)          (103,577)          (140,102)           (21,608)
Transfers Among Investment Divisions                       1,002,047           (352,972)          (354,215)        10,536,692
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets

 Resulting from Principal Transactions                    (2,382,421)        (4,537,462)        (7,596,877)         9,799,722
                                                       -------------      -------------      -------------      -------------

Total Increase (Decrease) in Net Assets                   (5,495,486)        (7,845,084)       (11,833,183)        10,201,580
Net Assets - Beginning of Year                            32,365,175         50,970,513         86,515,567          2,774,588
                                                       -------------      -------------      -------------      -------------
Net Assets - End of Year                               $  26,869,689      $  43,125,429      $  74,682,384      $  12,976,168
                                                       =============      =============      =============      =============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (Continued)
--------------------------------------------------------------------------------

                                                      Natural         Global
                                                      Resources      Strategy       Balanced         2000
                                                      Division       Division       Division       Division
                                                     -----------    -----------    -----------    -----------
Investment Income:
 Dividends (Note 2)                                  $     6,855    $   885,384    $   470,498    $        --
Expenses:
 Risk Charges and Administrative Expenses (Note 3)        (4,691)       (42,377)       (26,932)          (578)
 Transaction Charges (Note 4)                                 --             --             --           (368)
                                                     -----------    -----------    -----------    -----------
  Net Investment Income (Loss)                             2,164        843,007        443,566           (946)
                                                     -----------    -----------    -----------    -----------

Net Realized Gains (Losses)                               97,847        176,040        (25,950)       166,867
Net Unrealized Gains (Losses)                            121,777     (1,693,746)      (477,659)      (161,931)
                                                     -----------    -----------    -----------    -----------
 Net Realized and Unrealized Gains (Losses)              219,624     (1,517,706)      (503,609)         4,936
                                                     -----------    -----------    -----------    -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                               221,788       (674,699)       (60,043)         3,990
                                                     -----------    -----------    -----------    -----------

Transfers of Net Premiums                                 11,731        120,281         91,857             --
Transfers of Policy Loading, Net                            (222)        (1,229)        (1,110)            --
Transfers Due to Deaths                                   (1,012)      (129,291)       (65,968)            --
Transfers Due to Other Terminations                     (256,711)      (312,733)      (209,005)         3,733
Transfers Due to Policy Loans                              2,336       (254,083)       (78,671)            --
Transfers of Cost of Insurance                           (17,927)      (143,621)       (97,044)         4,508
Transfers of Loan Processing Charges                      (2,404)       (12,846)        (8,737)           108
Transfers Among Investment Divisions                     338,064        223,961       (206,323)      (904,019)
                                                     -----------    -----------    -----------    -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    73,855       (509,561)      (575,001)      (895,670)
                                                     -----------    -----------    -----------    -----------

Total Increase (Decrease) in Net Assets                  295,643     (1,184,260)      (635,044)      (891,680)
Net Assets - Beginning of Year                           898,383      7,271,328      4,619,010        891,680
                                                     -----------    -----------    -----------    -----------
Net Assets - End of Year                             $ 1,194,026    $ 6,087,068    $ 3,983,966    $        --
                                                     ===========    ===========    ===========    ===========

                                                        2001           2002           2003           2004
                                                      Division       Division       Division       Division
                                                     -----------    -----------    -----------    -----------
Investment Income:
 Dividends (Note 2)                                  $        --    $        --    $        --    $        --
Expenses:
 Risk Charges and Administrative Expenses (Note 3)        (3,619)          (572)        (3,224)          (124)
 Transaction Charges (Note 4)                             (2,260)          (346)        (1,861)           (84)
                                                     -----------    -----------    -----------    -----------
  Net Investment Income (Loss)                            (5,879)          (918)        (5,085)          (208)
                                                     -----------    -----------    -----------    -----------

Net Realized Gains (Losses)                               15,771          1,029            183             40
Net Unrealized Gains (Losses)                             25,434          6,759         54,934          2,648
                                                     -----------    -----------    -----------    -----------
 Net Realized and Unrealized Gains (Losses)               41,205          7,788         55,117          2,688
                                                     -----------    -----------    -----------    -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                35,326          6,870         50,032          2,480
                                                     -----------    -----------    -----------    -----------

Transfers of Net Premiums                                    791             --          5,142            122
Transfers of Policy Loading, Net                              --             --            (77)            --
Transfers Due to Deaths                                       --             --             --             --
Transfers Due to Other Terminations                      (27,120)           (67)          (583)           (14)
Transfers Due to Policy Loans                               (183)          (472)          (945)            --
Transfers of Cost of Insurance                           (12,341)        (1,649)       (10,819)        (1,817)
Transfers of Loan Processing Charges                      (l,130)           (17)          (549)          (622)
Transfers Among Investment Divisions                      43,028            940         34,809            920
                                                     -----------    -----------    -----------    -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                     3,045         (1,265)        26,978         (1,411)
                                                     -----------    -----------    -----------    -----------

Total Increase (Decrease) in Net Assets                   38,371          5,605         77,010          1,069
Net Assets - Beginning of Year                           634,184         99,742        520,010         25,172
                                                     -----------    -----------    -----------    -----------
Net Assets - End of Year                             $   672,555    $   105,347    $   597,020    $    26,241
                                                     ===========    ===========    ===========    ===========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (Continued)
--------------------------------------------------------------------------------

                                                       2005         2006         2007         2008
                                                     Division     Division     Division     Division
                                                     ---------    ---------    ---------    ---------
Investment Income:
 Dividends (Note 2)                                  $      --    $      --    $      --    $      --
Expenses:
 Risk Charges and Administrative Expenses (Note 3)      (3,383)        (684)      (2,159)      (4,128)
 Transaction Charges (Note 4)                           (2,167)        (438)      (1,278)      (2,772)
                                                     ---------    ---------    ---------    ---------
  Net Investment Income (Loss)                          (5,550)      (1,122)      (3,437)      (6,900)
                                                     ---------    ---------    ---------    ---------

Net Realized Gains (Losses)                                184       10,118        2,253       47,422
Net Unrealized Gains (Losses)                           80,073        8,265       57,550       95,028
                                                     ---------    ---------    ---------    ---------
 Net Realized and Unrealized Gains (Losses)             80,257       18,383       59,803      142,450
                                                     ---------    ---------    ---------    ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                              74,707       17,261       56,366      135,550
                                                     ---------    ---------    ---------    ---------

Transfers of Net Premiums                                  458        1,172        4,778        3,834
Transfers of Policy Loading, Net                           (11)          --           --           --
Transfer Due to Deaths                                      --           --           --           --
Transfers Due to Other Terminations                       (625)     (22,661)        (295)      (4,834)
Transfers Due to Policy Loans                           30,322           --         (292)         250
Transfers of Cost of Insurance                         (10,793)      (2,809)      (9,299)     (35,710)
Transfer of Loan Processing Charges                       (328)        (302)      (1,015)      (4,715)
Transfers Among Investment Divisions                     1,319       13,430          (19)       7,934
                                                     ---------    ---------    ---------    ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                  20,342      (11,170)      (6,142)     (33,241)
                                                     ---------    ---------    ---------    ---------

Total Increase (Decrease) in Net Assets                 95,049        6,091       50,224      102,309
Net Assets - Beginning of Year                         593,589      133,268      360,037      762,645
                                                     ---------    ---------    ---------    ---------
Net Assets - End of Year                             $ 688,638    $ 139,359    $ 410,261    $ 864,954
                                                     =========    =========    =========    =========

                                                       2009         2010         2011         2013
                                                     Division     Division     Division     Division
                                                     ---------    ---------    ---------    ---------
Investment Income:
 Dividends (Note 2)                                  $      --    $      --    $      --    $      --
Expenses:
 Risk Charges and Administrative Expenses (Note 3)        (783)      (1,751)        (621)         (32)
 Transaction Charges (Note 4)                             (457)        (910)        (331)         (22)
                                                     ---------    ---------    ---------    ---------
  Net Investment Income (Loss)                          (1,240)      (2,661)        (952)         (54)
                                                     ---------    ---------    ---------    ---------

Net Realized Gains (Losses)                              9,711        1,147        4,526           11
Net Unrealized Gains (Losses)                           13,751       53,474       15,270        1,506
                                                     ---------    ---------    ---------    ---------
 Net Realized and Unrealized Gains (Losses)             23,462       54,621       19,796        1,517
                                                     ---------    ---------    ---------    ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                              22,222       51,960       18,844        1,463
                                                     ---------    ---------    ---------    ---------

Transfers of Net Premiums                                3,878          225        1,433           --
Transfers of Policy Loading, Net                            (7)          --          (30)          --
Transfer Due to Deaths                                      --           --           --           --
Transfers Due to Other Terminations                        102         (385)        (104)          (5)
Transfers Due to Policy Loans                            1,500           --           --           --
Transfers of Cost of Insurance                          (5,218)      (2,751)      (1,864)         (43)
Transfer of Loan Processing Charges                     (1,228)         (14)         (54)           1
Transfers Among Investment Divisions                   (47,703)      36,881        1,597           --
                                                     ---------    ---------    ---------    ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 (48,676)      33,956          978          (47)
                                                     ---------    ---------    ---------    ---------

Total Increase (Decrease) in Net Assets                (26,454)      85,916       19,822        1,416
Net Assets - Beginning of Year                         154,855      230,709       79,973        5,901
                                                     ---------    ---------    ---------    ---------
Net Assets - End of Year                             $ 128,401    $ 316,625    $  99,795    $   7,317
                                                     =========    =========    =========    =========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (Continued)
--------------------------------------------------------------------------------

                                                         2014           2019
                                                       Division       Division
                                                       ---------      ---------
Investment Income:
 Dividends (Note 2)                                    $      --      $      --
Expenses:
 Risk Charges and Administrative Expenses (Note 3)        (2,264)          (818)
 Transaction Charges (Note 4)                             (1,268)          (463)
                                                       ---------      ---------
  Net Investment Income (Loss)                            (3,532)        (1,281)
                                                       ---------      ---------

Net Realized Gains (Losses)                               18,188         26,067
Net Unrealized Gains (Losses)                             75,082           (672)
                                                       ---------      ---------
 Net Realized and Unrealized Gains (Losses)               93,270         25,395
                                                       ---------      ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                89,738         24,114
                                                       ---------      ---------

Transfers of Net Premiums                                  5,125             --
Transfers of Policy Loading, Net                              (8)            --
Transfers Due to Deaths                                  (15,970)            --
Transfers Due to Other Terminations                       (2,880)          (571)
Transfers Due to Policy Loans                             (3,550)            --
Transfers of Cost of Insurance                            (8,757)        (1,937)
Transfers of Loan Processing Charges                        (947)          (101)
Transfers Among Investment Divisions                     (15,278)        58,042
                                                       ---------      ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (42,265)        55,433
                                                       ---------      ---------

Total Increase (Decrease) in Net Assets                   47,473         79,547
Net Assets - Beginning of Year                           458,698         80,732
                                                       ---------      ---------
Net Assets - End of Year                               $ 506,171      $ 160,279
                                                       =========      =========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                             Intermediate         Long-Term
                                                                              Money           Government          Corporate
                                                                             Reserve             Bond               Bond
                                                           Total            Division           Division            Division
                                                       -------------      -------------      -------------      -------------
Investment Income:
 Dividends (Note 2)                                    $  37,621,670      $   1,797,321      $     652,166      $     554,620
Expenses:
 Risk Charges and Administrative Expenses (Note 3)        (1,318,926)          (215,357)           (53,759)           (42,266)
 Transaction Charges (Note 4)                                (20,042)                --                 --                 --
                                                       -------------      -------------      -------------      -------------
  Net Investment Income (Loss)                            36,282,702          1,581,964            598,407            512,354
                                                       -------------      -------------      -------------      -------------

Net Realized Gains (Losses)                                7,218,205                 --           (219,641)          (178,105)
Net Unrealized Gains (Losses)                             (3,695,621)                --           (568,039)          (570,354)
                                                       -------------      -------------      -------------      -------------
 Net Realized and Unrealized Gains (Losses)                3,522,584                 --           (787,680)          (748,459)
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                39,805,286          1,581,964           (189,273)          (236,105)
                                                       -------------      -------------      -------------      -------------

Transfers of Net Premiums                                  4,479,601            868,437            257,331            303,829
Transfers of Policy Loading, Net                             216,858            250,229               (605)              (192)
Transfers Due to Deaths                                   (1,664,565)          (445,012)          (165,100)           (50,504)
Transfers Due to Other Terminations                      (19,796,356)        (7,199,949)        (1,677,016)          (789,877)
Transfers Due to Policy Loans                               (332,696)         1,357,351            (25,330)            26,973
Transfers of Cost of Insurance                            (5,520,934)        (1,042,584)          (240,814)          (226,079)
Transfers of Loan Processing Charges                        (505,242)          (127,472)           (15,854)           (19,645)
Transfers Among Investment Divisions                              --          3,657,115           (537,061)          (342,007)
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (23,123,334)        (2,681,885)        (2,404,449)        (1,097,502)
                                                       -------------      -------------      -------------      -------------

Total Increase (Decrease) in Net Assets                   16,681,952         (1,099,921)        (2,593,722)        (1,333,607)
Net Assets - Beginning of Year                           226,326,168         38,004,901         11,167,619          8,417,091
                                                       -------------      -------------      -------------      -------------
Net Assets- End of Year                                $ 243,008,120      $  36,904,980      $   8,573,897      $   7,083,484
                                                       =============      =============      =============      =============


                                                          Capital             Growth           Multiple             High
                                                           Stock               Stock           Strategy            Yield
                                                          Division           Division          Division           Division
                                                       -------------      -------------      -------------      -------------
Investment Income:
 Dividends (Note 2)                                    $   5,422,943      $  12,267,525      $  14,513,012      $     751,000
Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (163,887)          (228,176)          (462,893)           (45,221)
 Transaction Charges (Note 4)                                     --                 --                 --                 --
                                                       -------------      -------------      -------------      -------------
  Net Investment Income (Loss)                             5,259,056         12,039,349         14,050,119            705,779
                                                       -------------      -------------      -------------      -------------

Net Realized Gains (Losses)                                1,386,310          4,629,011             14,709            332,037
Net Unrealized Gains (Losses)                              1,185,830         (2,849,246)           500,046            (82,776)
 Net Realized and Unrealized Gains (Losses)                2,572,140          1,779,765            514,755            249,261
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                 7,831,196         13,819,114         14,564,874            955,040
                                                       -------------      -------------      -------------      -------------

Transfers of Net Premiums                                    697,379            517,028          1,516,609             48,164
Transfers of Policy Loading, Net                             (12,242)           (11,531)           (12,555)            (1,197)
Transfers Due to Deaths                                     (108,998)          (112,953)          (662,171)            (4,569)
Transfers Due to Other Terminations                       (2,095,979)        (1,454,419)        (4,581,523)          (312,017)
Transfers Due to Policy Loans                               (418,995)          (217,445)        (1,196,389)           194,306
Transfers of Cost of Insurance                              (694,558)          (939,938)        (1,865,259)          (125,723)
Transfers of Loan Processing Charges                         (59,197)           (91,113)          (133,987)           (19,607)
Transfers Among Investment Divisions                        (612,799)           848,900         (1,248,843)        (1,091,939)
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (3,305,389)        (1,461,471)        (8,184,118)        (1,312,582)
                                                       -------------      -------------      -------------      -------------

Total Increase (Decrease) in Net Assets                    4,525,807         12,357,643          6,380,756           (357,542)
Net Assets - Beginning of Year                            27,839,368         38,612,870         80,134,811          3,132,130
                                                       -------------      -------------      -------------      -------------
Net Assets- End of Year                                $  32,365,175      $  50,970,513      $  86,515,567      $   2,774,588
                                                       =============      =============      =============      =============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (Continued)
--------------------------------------------------------------------------------

                                                         Natural         Global
                                                         Resources       Strategy         Balanced           1999
                                                         Division        Division         Division         Division
                                                       -----------      -----------      -----------      -----------
Investment Income:
 Dividends (Note 2)                                    $    28,720      $   836,487      $   797,876      $        --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (4,830)         (40,675)         (28,644)            (139)
 Transaction Charges (Note 4)                                   --               --               --              (91)
                                                       -----------      -----------      -----------      -----------
  Net Investment Income (Loss)                              23,890          795,812          769,232             (230)
                                                       -----------      -----------      -----------      -----------

Net Realized Gains (Losses)                                132,678          381,321           92,725           50,830
Net Unrealized Gains (Losses)                               20,592           94,078         (504,574)         (49,781)
                                                       -----------      -----------      -----------      -----------
 Net Realized and Unrealized Gains (Losses)                153,270          475,399         (411,849)           1,049
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                 177,160        1,271,211          357,383              819
                                                       -----------      -----------      -----------      -----------

Transfers of Net Premiums                                   19,434          121,575          102,938               --
Transfers of Policy Loading, Net                              (450)          (2,464)          (2,722)              --
Transfers Due to Deaths                                     (2,994)         (41,023)         (43,157)              --
Transfers Due to Other Terminations                        (71,213)        (293,841)        (239,985)             648
Transfers Due to Policy Loans                               37,513          (87,393)         (67,497)              --
Transfers of Cost of Insurance                             (18,254)        (132,435)        (103,761)           1,757
Transfers of Loan Processing Charges                        (2,223)         (11,932)          (9,873)             235
Transfers Among Investment Divisions                        35,131         (434,441)        (347,642)        (239,825)
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                      (3,056)        (881,954)        (711,699)        (237,185)
                                                       -----------      -----------      -----------      -----------

Total Increase (Decrease) in Net Assets                    174,104          389,257         (354,316)        (236,366)
Net Assets - Beginning of Year                             724,279        6,882,071        4,973,326          236,366
                                                       -----------      -----------      -----------      -----------
Net Assets - End of Year                               $   898,383      $ 7,271,328      $ 4,619,010      $        --
                                                       ===========      ===========      ===========      ===========

                                                          2000             2001             2002             2003
                                                        Division         Division         Division         Division
                                                       -----------      -----------      -----------      -----------
Investment Income:
 Dividends (Note 2)                                    $        --      $        --      $        --      $        --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (5,203)          (3,618)            (554)          (4,818)
 Transaction Charges (Note 4)                               (3,176)          (2,241)            (334)          (2,784)
                                                       -----------      -----------      -----------      -----------
  Net Investment Income (Loss)                              (8,379)          (5,859)            (888)          (7,602)
                                                       -----------      -----------      -----------      -----------

Net Realized Gains (Losses)                                 38,118           34,463              825          309,071
Net Unrealized Gains (Losses)                                3,091          (14,702)             372         (333,506)
                                                       -----------      -----------      -----------      -----------
 Net Realized and Unrealized Gains (Losses)                 41,209           19,761            1,197          (24,435)
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  32,830           13,902              309          (32,037)
                                                       -----------      -----------      -----------      -----------

Transfers of Net Premiums                                      171              791               --            5,142
Transfers of Policy Loading, Net                              (400)            (400)            (200)           2,612
Transfers Due to Deaths                                         --           (9,476)              --               --
Transfers Due to Other Terminations                        (99,169)         (25,150)             (17)        (572,282)
Transfers Due to Policy Loans                                2,082           38,457               --           (1,684)
Transfers of Cost of Insurance                             (18,768)         (12,337)          (1,666)         (11,751)
Transfers of Loan Processing Charges                          (923)          (1,650)             (26)             (57)
Transfers Among Investment Divisions                        24,983          (44,691)          13,604           (1,880)
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                     (92,024)         (54,456)          11,695         (579,900)
                                                       -----------      -----------      -----------      -----------

Total Increase (Decrease) in Net Assets                    (59,194)         (40,554)          12,004         (611,937)
Net Assets - Beginning of Year                             950,874          674,738           87,738        1,131,947
                                                       -----------      -----------      -----------      -----------
Net Assets - End of Year                               $   891,680      $   634,184      $    99,742      $   520,010
                                                       ===========      ===========      ===========      ===========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (Continued)
--------------------------------------------------------------------------------

                                                         2004           2005           2006           2007
                                                       Division       Division       Division       Division
                                                       ---------      ---------      ---------      ---------
Investment Income:
 Dividends (Note 2)                                    $      --      $      --      $      --      $      --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (123)        (3,526)        (1,031)        (3,069)
 Transaction Charges (Note 4)                                (84)        (2,241)          (626)        (1,778)
                                                       ---------      ---------      ---------      ---------
  Net Investment Income (Loss)                              (207)        (5,767)        (1,657)        (4,847)
                                                       ---------      ---------      ---------      ---------

Net Realized Gains (Losses)                                    3         10,071         27,363        132,423
Net Unrealized Gains (Losses)                               (572)       (39,964)       (39,024)      (176,118)
                                                       ---------      ---------      ---------      ---------
 Net Realized and Unrealized Gains (Losses)                 (569)       (29,893)       (11,661)       (43,695)
                                                       ---------      ---------      ---------      ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (776)       (35,660)       (13,318)       (48,542)
                                                       ---------      ---------      ---------      ---------

Transfers of Net Premiums                                    122            458          1,172          4,778
Transfers of Policy Loading, Net                            (100)         1,057             91          1,900
Transfers Due to Deaths                                       --        (12,214)            --         (6,394)
Transfers Due to Other Terminations                          (37)           912            202       (305,884)
Transfers Due to Policy Loans                                 --        (30,693)         1,290         46,750
Transfers of Cost of Insurance                            (1,786)       (10,348)        (3,232)       (13,240)
Transfers of Loan Processing Charges                        (602)          (469)          (280)        (1,491)
Transfers Among Investment Divisions                      11,472        (36,557)       (48,917)       141,691
                                                       ---------      ---------      ---------      ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                     9,069        (87,854)       (49,674)      (131,890)
                                                       ---------      ---------      ---------      ---------

Total Increase (Decrease) in Net Assets                    8,293       (123,514)       (62,992)      (180,432)
Net Assets- Beginning of Year                             16,879        717,103        196,260        540,469
                                                       ---------      ---------      ---------      ---------
Net Assets - End of Year                               $  25,172      $ 593,589      $ 133,268      $ 360,037
                                                       =========      =========      =========      =========

                                                         2008           2009           2010           2011
                                                       Division       Division       Division       Division
                                                       ---------      ---------      ---------      ---------
Investment Income:
 Dividends (Note 2)                                    $      --      $      --      $      --      $      --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)        (4,379)          (961)        (1,548)          (257)
 Transaction Charges (Note 4)                             (2,936)          (556)          (795)          (127)
                                                       ---------      ---------      ---------      ---------
  Net Investment Income (Loss)                            (7,315)        (1,517)        (2,343)          (384)
                                                       ---------      ---------      ---------      ---------

Net Realized Gains (Losses)                               94,327          1,088         22,140         (1,535)
Net Unrealized Gains (Losses)                           (177,463)       (18,307)       (48,961)        (1,336)
                                                       ---------      ---------      ---------      ---------
 Net Realized and Unrealized Gains (Losses)              (83,136)       (17,219)       (26,821)        (2,871)
                                                       ---------      ---------      ---------      ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                               (90,451)       (18,736)       (29,164)        (3,255)
                                                       ---------      ---------      ---------      ---------

Transfers of Net Premiums                                  2,571          3,878            281          2,388
Transfers of Policy Loading, Net                            (601)          (307)            (3)           251
Transfers Due to Deaths                                       --             --             --             --
Transfers Due to Other Terminations                      (80,213)           116             (6)          (221)
Transfers Due to Policy Loans                              6,913          1,090             --             --
Transfers of Cost of Insurance                           (37,033)        (5,692)        (2,330)          (973)
Transfers of Loan Processing Charges                      (4,788)        (1,362)            (2)          (117)
Transfers Among Investment Divisions                     (30,371)          (283)        12,149         46,806
                                                       ---------      ---------      ---------      ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                  (143,522)        (2,560)        10,089         48,134
                                                       ---------      ---------      ---------      ---------

Total Increase (Decrease) in Net Assets                 (233,973)       (21,296)       (19,075)        44,879
Net Assets- Beginning of Year                            996,618        176,151        249,784         35,094
                                                       ---------      ---------      ---------      ---------
Net Assets - End of Year                               $ 762,645      $ 154,855      $ 230,709      $  79,973
                                                       =========      =========      =========      =========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (Continued)
--------------------------------------------------------------------------------

                                                         2013           2014           2019
                                                       Division       Division       Division
                                                       ---------      ---------      ---------
Investment Income:
 Dividends (Note 2)                                    $      --      $      --      $      --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)           (31)        (3,827)          (134)
 Transaction Charges (Note 4)                                (22)        (2,175)           (76)
                                                       ---------      ---------      ---------
  Net Investment Income (Loss)                               (53)        (6,002)          (210)
                                                       ---------      ---------      ---------

Net Realized Gains (Losses)                                    2        (70,661)        (1,368)
Net Unrealized Gains (Losses)                               (894)       (23,030)          (983)
                                                       ---------      ---------      ---------
 Net Realized and Unrealized Gains (Losses)                 (892)       (93,691)        (2,351)
                                                       ---------      ---------      ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (945)       (99,693)        (2,561)
                                                       ---------      ---------      ---------

Transfers of Net Premiums                                     --          5,125             --
Transfers of Policy Loading, Net                            (300)         6,987             --
Transfers Due to Deaths                                       --             --             --
Transfers Due to Other Terminations                            6            653            (95)
Transfers Due to Policy Loans                                 --              5             --
Transfers of Cost of Insurance                               (38)       (13,113)          (979)
Transfers of Loan Processing Charges                           1         (2,718)           (90)
Transfers Among Investment Divisions                         (17)       140,965         84,457
                                                       ---------      ---------      ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                      (348)       137,904         83,293
                                                       ---------      ---------      ---------

Total Increase (Decrease) in Net Assets                   (1,293)        38,211         80,732
Net Assets - Beginning of Year                             7,194        420,487             --
                                                       ---------      ---------      ---------
Net Assets - End of Year                               $   5,901      $ 458,698      $  80,732
                                                       =========      =========      =========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                                             Intermediate         Long-Term
                                                                             Money            Government          Corporate
                                                                            Reserve              Bond               Bond
                                                           Total            Division           Division           Division
                                                       -------------      -------------      -------------      -------------
Investment Income:
 Dividends (Note 2)                                    $  25,237,079      $   1,910,996      $     658,848      $     541,089
Expenses:
 Risk Charges and Administrative Expenses (Note 3)        (1,272,544)          (211,171)           (57,160)           (45,233)
 Transaction Charges (Note 4)                                (22,807)                --                 --                 --
                                                       -------------      -------------      -------------      -------------
  Net Investment Income (Loss)                            23,941,728          1,699,825            601,688            495,856
                                                       -------------      -------------      -------------      -------------

Net Realized Gains (Losses)                                3,587,094                 --           (111,974)           (22,972)
Net Unrealized Gains (Losses)                               (267,296)                --            331,891            154,072
                                                       -------------      -------------      -------------      -------------
 Net Realized and Unrealized Gains (Losses)                3,319,798                 --            219,917            131,100
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                27,261,526          1,699,825            821,605            626,956
                                                       -------------      -------------      -------------      -------------

Transfers of Net Premiums                                  5,185,955          1,091,598            285,490            345,546
Transfers of Policy Loading, Net                            (133,170)           (48,574)            (4,633)            (3,557)
Transfers Due to Deaths                                   (2,438,226)          (613,381)           (51,008)           (71,200)
Transfers Due to Other Terminations                      (11,998,198)        (3,733,678)          (315,152)          (491,805)
Transfers Due to Policy Loans                             (1,814,350)        (1,063,047)            94,471             34,656
Transfers of Cost of Insurance                            (5,649,560)        (1,142,826)          (264,395)          (268,965)
Transfers of Loan Processing Charges                        (518,297)          (133,472)           (18,058)           (22,911)
Transfers Among Investment Divisions                              --         13,815,008            508,427            196,585
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (17,365,846)         8,171,628            235,142           (281,651)
                                                       -------------      -------------      -------------      -------------

Total Increase (Decrease) in Net Assets                    9,895,680          9,871,453          1,056,747            345,305
Net Assets - Beginning of Year                           216,430,488         28,133,448         10,110,872          8,071,786
                                                       -------------      -------------      -------------      -------------
Net Assets - End of Year                               $ 226,326,168      $  38,004,901      $  11,167,619      $   8,417,091
                                                       =============      =============      =============      =============

                                                         Capital             Growth            Multiple             High
                                                          Stock              Stock             Strategy            Yield
                                                         Division           Division           Division           Division
                                                       -------------      -------------      -------------      -------------
Investment Income:
 Dividends (Note 2)                                    $   3,233,660      $   5,121,132      $  11,007,325      $   1,063,283
Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (150,576)          (168,621)          (465,573)           (57,124)
 Transaction Charges (Note 4)                                     --                 --                 --                 --
                                                       -------------      -------------      -------------      -------------
  Net Investment Income (Loss)                             3,083,084          4,952,511         10,541,752          1,006,159
                                                       -------------      -------------      -------------      -------------

Net Realized Gains (Losses)                                1,145,519          2,223,181            231,993           (127,532)
Net Unrealized Gains (Losses)                               (469,794)         3,030,439         (3,262,104)            12,330
                                                       -------------      -------------      -------------      -------------
 Net Realized and Unrealized Gains (Losses)                  675,725          5,253,620         (3,030,111)          (115,202)
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                 3,758,809         10,206,131          7,511,641            890,957
                                                       -------------      -------------      -------------      -------------

Transfers of Net Premiums                                    759,604            516,966          1,815,130             56,619
Transfers of Policy Loading, Net                             (19,838)           (10,066)           (30,089)            (4,543)
Transfers Due to Deaths                                     (309,987)          (371,862)          (705,550)           (25,039)
Transfers Due to Other Terminations                       (1,381,404)        (1,070,293)        (3,658,335)          (204,129)
Transfers Due to Policy Loans                               (273,401)          (326,936)           282,017           (389,163)
Transfers of Cost of Insurance                              (690,027)          (770,025)        (2,040,317)           (49,419)
Transfers of Loan Processing Charges                         (55,353)           (79,671)          (153,815)            (6,174)
Transfers Among Investment Divisions                         660,038          3,942,976         (3,798,958)       (13,559,818)
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (1,310,368)         1,831,089         (8,289,917)       (14,181,666)
                                                       -------------      -------------      -------------      -------------

Total Increase (Decrease) in Net Assets                    2,448,441         12,037,220           (778,276)       (13,290,709)
Net Assets - Beginning of Year                            25,390,927         26,575,650         80,913,087         16,422,839
                                                       -------------      -------------      -------------      -------------
Net Assets - End of Year                               $  27,839,368      $  38,612,870      $  80,134,811      $   3,132,130
                                                       =============      =============      =============      =============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (Continued)
--------------------------------------------------------------------------------

                                                        Natural          Global
                                                        Resources        Strategy         Balanced           1998
                                                        Division         Division         Division         Division
                                                       -----------      -----------      -----------      -----------
Investment Income:
 Dividends (Note 2)                                    $    26,255      $ 1,235,025      $   439,466      $        --
Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (5,449)         (44,629)         (29,207)            (328)
 Transaction Charges (Note 4)                                   --               --               --             (212)
                                                       -----------      -----------      -----------      -----------
  Net Investment Income (Loss)                              20,806        1,190,396          410,259             (540)
                                                       -----------      -----------      -----------      -----------

Net Realized Gains (Losses)                               (289,597)        (685,839)         126,101           90,214
Net Unrealized Gains (Losses)                              130,352          121,890           38,796          (87,049)
                                                       -----------      -----------      -----------      -----------
 Net Realized and Unrealized Gains (Losses)               (159,245)        (563,949)         164,897            3,165
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                (138,439)         626,447          575,156            2,625
                                                       -----------      -----------      -----------      -----------

Transfers of Net Premiums                                   24,627          139,493          112,968               --
Transfers of Policy Loading, Net                            (2,997)          (7,817)          (4,042)              --
Transfers Due to Deaths                                         --          (35,087)        (108,975)              --
Transfers Due to Other Terminations                       (173,831)        (301,374)        (411,094)          (5,348)
Transfers Due to Policy Loans                               (8,881)        (230,603)         (88,819)              --
Transfers of Cost of Insurance                             (20,955)        (142,633)        (112,363)           4,053
Transfers of Loan Processing Charges                        (6,135)         (16,233)         (10,934)             541
Transfers Among Investment Divisions                      (109,664)        (849,736)         464,067         (521,155)
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (297,836)      (1,443,990)        (159,192)        (521,909)
                                                       -----------      -----------      -----------      -----------

Total Increase (Decrease) in Net Assets                   (436,275)        (817,543)         415,964         (519,284)
Net Assets - Beginning of Year                           1,160,554        7,699,614        4,557,362          519,284
                                                       -----------      -----------      -----------      -----------
Net Assets - End of Year                               $   724,279      $ 6,882,071      $ 4,973,326      $        --
                                                       ===========      ===========      ===========      ===========

                                                          1999             2000             2001             2002
                                                        Division         Division         Division         Division
                                                       -----------      -----------      -----------      -----------
Investment Income:
 Dividends (Note 2)                                    $        --      $        --      $        --      $        --
Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (1,204)          (5,130)          (4,287)            (541)
 Transaction Charges (Note 4)                                 (788)          (3,151)          (2,666)            (313)
                                                       -----------      -----------      -----------      -----------
  Net Investment Income (Loss)                              (1,992)          (8,281)          (6,953)            (854)
                                                       -----------      -----------      -----------      -----------

Net Realized Gains (Losses)                                  1,828           79,588          180,891            6,150
Net Unrealized Gains (Losses)                               11,532          (16,506)        (119,161)           2,047
                                                       -----------      -----------      -----------      -----------
 Net Realized and Unrealized Gains (Losses)                 13,360           63,082           61,730            8,197
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  11,368           54,801           54,777            7,343
                                                       -----------      -----------      -----------      -----------

Transfers of Net Premiums                                     (220)             171              907               --
Transfers of Policy Loading, Net                               (51)             (50)             (76)              --
Transfers Due to Deaths                                         --               --         (134,386)              --
Transfers Due to Other Terminations                         (7,362)         (56,697)         (25,986)              97
Transfers Due to Policy Loans                                6,599           53,508          (38,545)          (1,521)
Transfers of Cost of Insurance                              (4,037)         (19,492)         (16,771)          (1,264)
Transfers of Loan Processing Charges                           (58)          (1,295)          (1,290)               6
Transfers Among Investment Divisions                          (251)          20,620          (30,561)         (13,581)
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                      (5,380)          (3,235)        (246,708)         (16,263)
                                                       -----------      -----------      -----------      -----------

Total Increase (Decrease) in Net Assets                      5,988           51,566         (191,931)          (8,920)
Net Assets - Beginning of Year                             230,378          899,308          866,669           96,658
                                                       -----------      -----------      -----------      -----------
Net Assets - End of Year                               $   236,366      $   950,874      $   674,738      $    87,738
                                                       ===========      ===========      ===========      ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (Continued)
--------------------------------------------------------------------------------

                                                          2003             2004             2005             2006
                                                        Division         Division         Division         Division
                                                       -----------      -----------      -----------      -----------
Investment Income:
 Dividends (Note 2)                                    $        --      $        --      $        --      $        --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (6,745)            (330)          (3,770)          (1,039)
 Transaction Charges (Note 4)                               (3,900)            (205)          (2,384)            (630)
                                                       -----------      -----------      -----------      -----------
  Net Investment Income (Loss)                             (10,645)            (535)          (6,154)          (1,669)
                                                       -----------      -----------      -----------      -----------

Net Realized Gains (Losses)                                252,200            8,688          165,368            2,504
Net Unrealized Gains (Losses)                             (131,159)          (4,798)         (83,280)          21,963
                                                       -----------      -----------      -----------      -----------
 Net Realized and Unrealized Gains (Losses)                121,041            3,890           82,088           24,467
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                 110,396            3,355           75,934           22,798
                                                       -----------      -----------      -----------      -----------

Transfers of Net Premiums                                    6,160              122            1,518            1,172
Transfers of Policy Loading, Net                              (571)              --            2,281               (9)
Transfers Due to Deaths                                         --               --               --               --
Transfers Due to Other Terminations                        (12,776)         (43,621)         (15,359)              51
Transfers Due to Policy Loans                                   56           32,080           (1,009)              --
Transfers of Cost of Insurance                             (15,336)          (3,862)         (13,220)          (3,469)
Transfers of Loan Processing Charges                           494           (1,941)            (925)            (345)
Transfers Among Investment Divisions                      (251,209)            (305)         (15,476)            (137)
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (273,182)         (17,527)         (42,190)          (2,737)
                                                       -----------      -----------      -----------      -----------

Total Increase (Decrease) in Net Assets                   (162,786)         (14,172)          33,744           20,061
Net Assets- Beginning of Year                            1,294,733           31,051          683,359          176,199
                                                       -----------      -----------      -----------      -----------
Net Assets - End of Year                               $ 1,131,947      $    16,879      $   717,103      $   196,260
                                                       ===========      ===========      ===========      ===========

                                                          2007             2008             2009             2010
                                                        Division         Division         Division         Division
                                                       -----------      -----------      -----------      -----------
Investment Income:
 Dividends (Note 2)                                    $        --      $        --      $        --      $        --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (2,924)          (4,869)          (1,040)          (1,517)
 Transaction Charges (Note 4)                               (1,620)          (3,271)            (593)            (795)
                                                       -----------      -----------      -----------      -----------
  Net Investment Income (Loss)                              (4,544)          (8,140)          (1,633)          (2,312)
                                                       -----------      -----------      -----------      -----------

Net Realized Gains (Losses)                                 70,751           77,206            6,459           10,761
Net Unrealized Gains (Losses)                               (5,686)          63,947           19,013           26,948
                                                       -----------      -----------      -----------      -----------
 Net Realized and Unrealized Gains (Losses)                 65,065          141,153           25,472           37,709
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  60,521          133,013           23,839           35,397
                                                       -----------      -----------      -----------      -----------

Transfers of Net Premiums                                    4,778            6,657            4,175              465
Transfers of Policy Loading, Net                               907              (21)            (617)             (24)
Transfers Due to Deaths                                         --               --               --               --
Transfers Due to Other Terminations                        (50,704)         (32,997)         (11,944)          (3,187)
Transfers Due to Policy Loans                              112,566            1,261          (28,133)              62
Transfers of Cost of Insurance                             (12,692)         (36,615)          (5,512)          (2,815)
Transfers of Loan Processing Charges                        (2,205)          (5,005)          (1,285)             (80)
Transfers Among Investment Divisions                         1,535           15,481             (800)          56,349
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                      54,185          (51,239)         (44,116)          50,770
                                                       -----------      -----------      -----------      -----------

Total Increase (Decrease) in Net Assets                    114,706           81,774          (20,277)          86,167
Net Assets- Beginning of Year                              425,763          914,844          196,428          163,617
                                                       -----------      -----------      -----------      -----------
Net Assets - End of Year                               $   540,469      $   996,618      $   176,151      $   249,784
                                                       ===========      ===========      ===========      ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (Continued)
--------------------------------------------------------------------------------

                                                         2011           2013           2014
                                                       Division       Division       Division
                                                       ---------      ---------      ---------
Investment Income:
 Dividends (Note 2)                                    $      --      $      --      $      --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (247)           (48)        (3,782)
 Transaction Charges (Note 4)                               (122)           (33)        (2,124)
                                                       ---------      ---------      ---------
  Net Investment Income (Loss)                              (369)           (81)        (5,906)
                                                       ---------      ---------      ---------

Net Realized Gains (Losses)                               14,798          1,236        129,572
Net Unrealized Gains (Losses)                             (9,628)          (526)       (42,825)
                                                       ---------      ---------      ---------
 Net Realized and Unrealized Gains (Losses)                5,170            710         86,747
                                                       ---------      ---------      ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                 4,801            629         80,841
                                                       ---------      ---------      ---------

Transfers of Net Premiums                                  1,433             --         10,576
Transfers of Policy Loading, Net                             951            500           (234)
Transfers Due to Deaths                                       --             --        (11,751)
Transfers Due to Other Terminations                         (162)            (9)         8,901
Transfers Due to Policy Loans                                 --             --         18,432
Transfers of Cost of Insurance                              (739)           (56)       (15,808)
Transfers of Loan Processing Charges                         (85)            (2)        (2,066)
Transfers Among Investment Divisions                      (1,267)           158       (528,326)
                                                       ---------      ---------      ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                       131            591       (520,276)
                                                       ---------      ---------      ---------

Total Increase (Decrease) in Net Assets                    4,932          1,220       (439,435)
Net Assets - Beginning of Year                            30,162          5,974        859,922
                                                       ---------      ---------      ---------
Net Assets - End of Year                               $  35,094      $   7,194      $ 420,487
                                                       =========      =========      =========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION

Variable Account A of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of twenty-four investment divisions. Ten of the divisions each invest solely in the shares of the ten corresponding portfolios of the Merrill Lynch Series Fund, Inc. (Series Fund). The Series Fund is registered under the 1940 Act as a diversified, open-end management investment company, with the exceptions of Global Strategy Portfolio and Natural Resources Portfolio, which are classified as non-diversified. The Series Fund's investment advisor is Merrill Lynch Asset Management, L.P. Fourteen of the divisions each invest solely in the units of the fourteen corresponding series trusts of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the Trusts), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Trusts is Merrill Lynch, Pierce, Fenner & Smith Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account's assets are not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Washington (2000), Idaho (1998), Louisiana (1994), Michigan (1995), Missouri
(1994), Nevada (1997), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

Effective July 22, 1999, a 2019 series trust was added to the Trusts and a corresponding investment division was added to the Account.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENTS: The investments in shares of the Series Fund and units of the Trusts are stated at market value which is the net asset value per share and per unit of the respective portfolios and series trusts of the Series Fund and the Trusts. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Series Fund and the Trusts are reinvested in additional shares of the Series Fund and in units of the Trusts and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

     FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends and capital gains distributions) attributable to the Account is not taxed.

NOTE 3 - EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .90% (on an annual basis) of the policyholders' investment base.

Monarch Life makes certain deductions from the annual or single premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyholder in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyholder's investment base in equal installments at the beginning of the second through eleventh policy years.

NOTE 4 - TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., on the sale of units of the Trusts to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for the reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on annual basis) of the policyholders' investment base.

NOTE 5 - PRINCIPAL UNDERWRITING AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Series Fund and units of the Trusts by the Account during the year ended December 31, 2000, are shown below:

                                                   PURCHASES            SALES
                                                 ------------       ------------
        Money Reserve Portfolio                  $ 52,249,300       $ 64,332,382
        Intermediate Government Bond Portfolio      1,509,931          1,373,846
        Long-Term Corporate Bond Portfolio            919,479          1,343,369
        Capital Stock Portfolio                    10,735,513          5,776,582
        Growth Stock Portfolio                     25,127,701         18,707,198
        Multiple Strategy Portfolio                14,608,696         10,532,050
        High Yield Bond Portfolio                  45,178,337         34,875,142
        Natural Resources Portfolio                 1,852,894          1,776,869
        Global Strategy Portfolio                   2,941,939          2,608,493
        Balanced Portfolio                            898,674          1,030,121
        2000 Trust                                         --            896,660
        2001 Trust                                     48,099             50,948
        2002 Trust                                        931              3,116
        2003 Trust                                     42,375             20,494
        2004 Trust                                      1,010              2,606
        2005 Trust                                     31,588             16,809
        2006 Trust                                     13,696             25,997
        2007 Trust                                      1,220             10,806
        2008 Trust                                     37,154             77,316
        2009 Trust                                      2,540             52,436
        2010 Trust                                     36,414              5,129
        2011 Trust                                     53,303             53,261
        2013 Trust                                         --                 93
        2014 Trust                                    204,034            249,842
        2019 Trust                                    377,708            323,552
                                                 ------------       ------------
        Totals                                   $156,872,536       $144,145,117
                                                 ============       ============

NOTE 7 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Series Fund and the Trusts, that the Account satisfies the current requirements of the regulations.

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